Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Variable Series Trust II
Prospectus Date	rr_ProspectusDate	May 01, 2020
VP - PARTNERS INTERNATIONAL CORE EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated May 1, 2020
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Variable Portfolio - Partners International Core Equity Fund (the Fund)	5/1/2020

On March 17, 2020 the Fund's Board of Trustees approved the addition of a subadviser and changes to the Fund's principal investment strategies effective at a date to be determined (the Effective Date), which will be announced via a future supplement. As a result, on the Effective Date, Schroder Investment Management North America Inc. (SIMNA Inc.), together with its affiliate, Schroder Investment Management North America Limited (SIMNA Ltd. and together with SIMNA Inc., Schroders) will assume day-to-day management of a portion of the Fund's portfolio. Accordingly, as of the Effective Date, the changes described in this Supplement are hereby made to the Fund’s Prospectus.

The information under the subsection "Principal Investment Strategies” in the "Summary of VP - Partners International Core Equity Fund" section is hereby revised to add the following:

Additionally, environmental, social and/or governance (ESG) criteria are used in selecting investments for the Fund.

The information under the subsection “Principal Risks” in the “Summary of VP - Partners International Core Equity Fund" section is hereby revised to add the following:

Environmental, Social and Governance Investing Risk. The Fund’s consideration of issuer environmental, social and corporate governance (ESG) factors may cause the Fund to invest in, forgo investing in, or sell securities of issuers, including issuers within certain industries, sectors, regions and countries, that could negatively impact Fund performance, including relative to a benchmark or other funds without such consideration of ESG factors.

Multi-Adviser Risk. The Fund has multiple advisory firms that each manage a portion of the Fund’s net assets on a daily basis. Each adviser makes investment decisions independently from the other adviser(s). It is possible that the security selection process of one adviser will not complement or may conflict or even contradict that of the other adviser(s), including making off-setting trades that have no net effect to the Fund, but which may increase Fund expenses. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single adviser, which could adversely affect the Fund's performance.

The fourth paragraph under the subsection "Performance Information” in the “Summary of VP - Partners International Core Equity Fund" section is hereby superseded and replaced with the following:

The Fund’s performance prior to the Effective Date reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.